NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss	$ (70,526)	$ (25,643)
Weighted average common shares outstanding	64,509,718	59,710,047
Net loss per share – basic and diluted	$ (1.09)	$ (0.43)